NET FINANCIAL EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
Net financial (expenses)/income [Abstract]
Disclosure of financial income and expenses
The following table sets out details of financial income and expenses, including the amounts reported in the consolidated income statement within the net financial expenses line item, as well as interest income from financial services activities, recognized under net revenues, and interest expenses and other financial charges from financial services activities, recognized under cost of sales.

	For the years ended December 31,
	2021	2020	2019
Financial income:	(€ thousand)
Interest income from bank deposits	399	610	1,690
Other interest income and financial income	4,741	517	4,116
Interest income and other financial income	5,140	1,127	5,806
Finance income from financial services activities	55,043	65,878	66,386
Total financial income	60,183	67,005	72,192

Total financial income relating to:
Industrial activities (A)	5,140	1,127	5,806
Financial services activities (reported in net revenues)	55,043	65,878	66,386

Financial expenses:
Capitalized borrowing costs	1,874	2,591	2,671
Other interest and financial expenses	(3,315)	(3,258)	(2,427)
Interest expenses and other financial expenses	(1,441)	(667)	244
Interest expenses from banks and other financial institutions	(11,310)	(14,330)	(27,432)
Interest and other finance costs on bonds and notes	(22,947)	(20,116)	(20,703)
Write-downs of financial receivables	(1,467)	(9,502)	(4,739)
Other financial expenses	(5,991)	(14,580)	(13,949)
Total financial expenses	(43,156)	(59,195)	(66,579)
Net expenses from derivative financial instruments and foreign currency exchange rate differences	(11,880)	(27,652)	(26,392)
Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences	(55,036)	(86,847)	(92,971)

Total financial expenses and net expenses from derivative financial instruments and foreign currency exchange rate differences relating to:
Industrial activities (B)	(38,397)	(50,219)	(47,888)
Financial services activities (reported in cost of sales)	(16,639)	(36,628)	(45,083)

Net financial expenses relating to industrial activities (A+B)	(33,257)	(49,092)	(42,082)